Azzad Ethical Fund Fees and Expenses - Azzad Ethical Fund	Nov. 01, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Ethical Fund
Expense Narrative [Text Block]	The table below describes fees and expenses that you may pay if you buy, hold and sell shares of the Azzad Ethical Fund (the “Ethical Fund”).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management fees	0.80%
Distribution and/or Service (12b-1) fees	0.15%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver/Expense Reimbursement *	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%

*	The Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Ethical Fund for certain operating expenses, to the extent necessary to limit the Ethical Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Ethical Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2029. These fee waivers and expense reimbursements are subject to possible recoupment from the Ethical Fund within three years from the time the fees were waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Ethical Fund’s Board of Trustees (the “Board”).

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Ethical Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ethical Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ethical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Year	5 Year	10 Year
$101	$315	$547	$1,311

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Ethical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Ethical Fund’s performance. During the most recent fiscal year, the Ethical Fund’s portfolio turnover rate was 24.49% of the average value of its portfolio.

Portfolio Turnover, Rate	24.49%